Shareholders’ Equity (Details) - USD ($)				1 Months Ended		12 Months Ended
	Feb. 11, 2021	Apr. 02, 2020	Aug. 08, 2019	Apr. 24, 2020	Feb. 22, 2019	Dec. 31, 2021	Dec. 31, 2020	Nov. 30, 2021	Apr. 30, 2021
Shareholders’ Equity (Details) [Line Items]
Ordinary shares, authorized (in Shares)						500,000,000	500,000,000
Ordinary shares, par value (in Dollars per share)						$ 0.0001	$ 0.0001
First reverse stock split, description		88 reverse stock split of the Company’s outstanding and issued ordinary shares (the “First Reverse Stock Split”), which became effective on April 3, 2020. Any fractional ordinary share that would have otherwise resulted from the First Reverse Stock Split were rounded up to the nearest full share. The First Reverse Stock Split did not change the par value of the ordinary shares and had no effect on the number of authorized ordinary shares of the Company. As a result of the First Reverse Stock Split, 28,000,000 ordinary shares that were issued and outstanding at April 3, 2020 was reduced to 24,640,000 ordinary shares (taking into account the rounding of fractional shares).		68 reverse stock split of the Company’s issued and outstanding ordinary shares (the “Second Reverse Stock Split”), which became effective on April 24, 2020. Any fractional ordinary share that would have otherwise resulted from the Second Reverse Stock Split were rounded up to the nearest full share. The Second Reverse Stock Split did not change the par value of the ordinary shares and had no effect on the number of authorized ordinary shares of the Company. As a result of the Second Reverse Stock Split, 24,640,000 ordinary shares that were issued and outstanding at April 24, 2020 was reduced to 16,800,000 ordinary shares (taking into account the rounding of fractional shares).
Capital contributions						$ 9,099,878
Statutory reserves, description						As of December 31, 2020 and 2021, the statutory reserves of the Company’s WFOE, VIE and VIE’s subsidiaries in the PRC have not reached 50% of their respective registered capital.
Statutory reserves						$ 2,473,801	$ 2,473,797
IPO [Member]
Shareholders’ Equity (Details) [Line Items]
Ordinary shares, par value (in Dollars per share)	$ 0.001
Ordinary share issued (in Shares)	1,008,000
Price per share (in Dollars per share)	$ 4
Gross proceeds	$ 4,032,000
Net proceeding	$ 27,504,639
IPO [Member] | Ordinary Shares [Member]
Shareholders’ Equity (Details) [Line Items]
Ordinary shares, authorized (in Shares)	6,720,000
Ordinary shares, par value (in Dollars per share)	$ 0.001
Price per share (in Dollars per share)	$ 4
Gross proceeds	$ 26,880,000
GIOP [Member]
Shareholders’ Equity (Details) [Line Items]
Ordinary shares, authorized (in Shares)					500,000,000
Ordinary shares, par value (in Dollars per share)					$ 0.0001
Ordinary share issued (in Shares)			27,000,000		999,999
Price per share (in Dollars per share)			$ 0.0001
Total consideration			$ 2,800
Statutory reserves, description						They are required to allocate 10% of their after-tax profits to fund statutory reserves until such reserves have reached 50% of their respective registered capital.
Osiris International Cayman Limited [Member]
Shareholders’ Equity (Details) [Line Items]
Price per share (in Dollars per share)					$ 0.0001
Jiagui Haifeng [Member]
Shareholders’ Equity (Details) [Line Items]
Equity interest, percentage								51.00%
Mr. Xuanming Wang [Member]
Shareholders’ Equity (Details) [Line Items]
Equity interest, percentage								49.00%	40.00%
Shidong Trading [Member]
Shareholders’ Equity (Details) [Line Items]
Equity interest, percentage									60.00%
Sunrise Guizhou [Member]
Shareholders’ Equity (Details) [Line Items]
Capital contributions						$ 3,332,622